Property, Plant and Equipment (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) m²	Dec. 31, 2018 USD ($) m²	Dec. 31, 2017 CNY (¥)
Building [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	46,196	46,196
Land [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	74,251	74,251
Use Rights [Member] | Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate | $		$ 7,570
Property, Plant and Equipment [Member] | Use Rights [Member]
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate | ¥	¥ 52,047		¥ 54,598